Related Party Transactions - Schedule of Loans Payable to Related Parties (Details) - Related Party [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loans Payable to Related Parties [Line Items]
Less: Current portion of loans payable to related parties	$ (116,556)	$ (254,032)	$ (209,031)
Loans payable to related parties, net of current portion	241,718	44,703
Promissory note issued to Mark Porter [Member]
Schedule of Loans Payable to Related Parties [Line Items]
Promissory note	129,181	100,000
Convertible promissory note issued to Mark Porter [Member]
Schedule of Loans Payable to Related Parties [Line Items]
Promissory note	229,093	154,032
Convertible promissory note issued to Mark Porter One [Member]
Schedule of Loans Payable to Related Parties [Line Items]
Promissory note		44,703
Related Party [Member]
Schedule of Loans Payable to Related Parties [Line Items]
Promissory note	$ 358,274	$ 298,735